Description of Business (Details Narrative) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 28, 2020	Jan. 31, 2021
Statement Line Items [Line Items]
Inventory	$ 23,539		$ 16,596
Licence Agreement [Member] | Heidi Klum [Member]
Statement Line Items [Line Items]
Inventory	400
US [Member] | Licence Agreement [Member] | Heidi Klum [Member]
Statement Line Items [Line Items]
Termination fees	$ 3,500
Gogogo SRL [Member] | US [Member]
Statement Line Items [Line Items]
Sale of rights, title and interest		$ 600